Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows - USD ($)	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows [Line Items]
Change in fair value of warrant liability			$ (1,390,000)			$ 1,760,000	$ (3,420,000)	$ (5,890,000)
Net income (loss)	$ (1,660,000)	$ (3,150,000)	1,390,000	$ (598,423)	$ (598,423)	(1,760,000)	(3,420,000)	(5,890,000)
Change in value of Class A common stock subject to possible redemption			1,390,000			(1,760,000)	(3,420,000)	(5,890,000)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows [Line Items]
Change in fair value of warrant liability			(1,390,000)			1,760,000	(3,420,000)	(5,890,000)
Net income (loss)	(1,861,191)	(3,432,059)	1,428,859	(596,380)	(596,380)	(2,003,200)	(3,864,391)	(6,480,701)
Change in value of Class A common stock subject to possible redemption			1,428,850			(2,003,200)	(3,864,400)	(6,480,710)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of cash flows [Line Items]
Net income (loss)	$ (201,191)	$ (282,059)	38,859	$ 2,043	$ 2,043	(243,200)	(444,391)	(590,701)
Change in value of Class A common stock subject to possible redemption			$ 38,850			$ (243,200)	$ (444,400)	$ (590,710)